Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income (loss) for the year		$ 7,414	$ 169	$ (4,349)
Items that will not be reclassified to the statement of income:
Actuarial gains (losses) on post-employment defined benefit plans		(3,130)	1,908	(5,296)
Deferred income tax		(119)	(273)	1,058
Actuarial gains (losses) on defined benefit pension plans, net		(3,249)	1,635	(4,238)
Share of other comprehensive income (losses) in equity-accounted investments			(1)	(3)
Unrealized gains (losses) on equity instruments measured at fair value through other comprehensive income (IFRS 9)
Recognized in equity		(5)
Deferred income tax		2
Unrealized gains / (losses) on equity instruments measured at fair value through other comprehensive income, net		(3)
Unrealized gains (losses) on equity instruments measured at fair value through other comprehensive income (IAS 39)
Recognized in equity			15
Deferred income tax			(4)
Unrealized gains / (losses) on equity instruments measured at fair value through other comprehensive income, net			11
Unrealized gains (losses) on cash flow hedge - highly probable future exports		(3,719)	1,724	8,991
Recognized in equity		(8,950)	(543)	10,779
Reclassified to the statement of income		3,315	3,154	2,841
Deferred income tax		1,916	(887)	(4,629)
Unrealized gains / (losses) on cash flow hedge-highly probable future exports, net		(3,719)	1,724	8,991
Unrealized gains (losses) on cash flow hedge - others
Recognized in equity			(5)	8
Cumulative translation adjustments
Recognized in equity	[1]	(6,409)	(851)	9,529
Reclassified to the statement of income			37	1,457
Cumulative translation adjustments, net		(6,409)	(814)	10,986
Share of other comprehensive income in equity-accounted investments
Recognized in equity		(135)	134	344
Reclassified to the statement of income			22
Share of other comprehensive income in equity-accounted investments, net		(135)	156	344
Total other comprehensive income:		(13,515)	2,706	16,088
Total comprehensive income (loss)		(6,101)	2,875	11,739
Non-controlling interests		65	291	503
Comprehensive income attributable to shareholders of Petrobras		$ (6,166)	$ 2,584	$ 11,236

[1]	It includes a US$ 236 loss (a US$ 49 loss in 2017 and a US$ 413 gain in 2016), of cumulative translation adjustments in associates and joint ventures.